UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22005

Wells Fargo Advantage Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 73.68%
Bermuda: 0.25%
VimpelCom Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	100,000	$1,066,000

Brazil: 0.25%
Telefonica Brasil ADR (Telecommunication Services, Diversified Telecommunication Services)	38,750	1,078,800

France: 5.81%
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	1,300,000	19,495,825
Suez Environnement Company SA (Utilities, Multi-Utilities)	230,000	2,944,132
Veolia Environnement Ve SA (Utilities, Multi-Utilities)	200,000	2,272,867
		24,712,824

Germany: 4.76%
Deutsche Post AG (Industrials, Air Freight & Logistics)	1,218,726	20,245,757

Italy: 13.65%
Enel SpA (Utilities, Electric Utilities)	4,000,001	16,355,856
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	600,000	13,263,623
Hera SpA (Utilities, Multi-Utilities)	5,963,673	8,346,835
Mediaset SpA (Consumer Discretionary, Media)	4,100,000	12,109,662
TERNA SpA (Utilities, Electric Utilities)	2,175,000	7,971,712
		58,047,688

Portugal: 0.47%
Portugal Telecom SGPS SA ADR (Telecommunication Services, Diversified Telecommunication Services)	400,000	2,016,000

Spain: 2.38%
Red Electrica de Espana (Utilities, Electric Utilities)	220,000	10,119,464

Sweden: 2.83%
Tele2 AB Series B (Telecommunication Services, Diversified Telecommunication Services)	630,000	12,021,169

Turkey: 2.73%
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services)	900,000	11,601,000

United Kingdom: 8.60%
National Grid plc (Utilities, Multi-Utilities)	250,000	2,489,765
Severn Trent plc (Utilities, Water Utilities)	250,262	6,014,036
United Utilities Group plc (Utilities, Water Utilities)	390,223	3,701,780
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	900,000	24,381,000
		36,586,581

United States: 31.95%
AG Mortgage Investment Trust Incorporated (Financials, REITs)	77,500	1,476,375
Ameresco Incorporated Class A (Industrials, Building Products)†	131,000	1,717,410
Annaly Capital Management Incorporated (Financials, REITs)	1,093,800	18,419,189
Apartment Investment Management Company (Financials, REITs)	120,000	2,904,000
Ashford Hospitality Trust (Financials, REITs)	100,000	901,000
Chatham Lodging Trust (Financials, REITs)	552,000	6,828,240
Convergys Corporation (Information Technology, IT Services)†	25,000	332,750
Dish Network Corporation (Consumer Discretionary, Media)	715,700	19,982,344
Excel Trust Incorporated (Financials, REITs)	1,175,000	14,922,500
FirstEnergy Corporation (Utilities, Electric Utilities)	150,000	6,333,000
Hatteras Financial Corporation (Financials, REITs)	825,000	22,902,000
Hicks Acquisition Company II Incorporated (Financials, Consumer Finance)(a)†	60,000	633,944

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

Security Name		Shares	Value
United States (continued)
Invesco Mortgage Capital (Financials, REITs)		400,000	$6,272,000
Kodiak Oil & Gas Corporation (Energy, Oil, Gas & Consumable Fuels)†		300,000	2,721,000
Mitek Systems Incorporated (Information Technology, Software)†		25,000	219,000
New York Mortgage Trust Incorporated (Financials, REITs)		2,057	14,564
PG&E Corporation (Utilities, Multi-Utilities)		55,000	2,236,300
Preferred Apartment Communities Incorporated (Financials, Real Estate Management & Development)		410,000	2,480,500
Public Service Enterprise Group Incorporated (Utilities, Multi-Utilities)		250,000	7,585,000
Rentech Nitrogen Partners LP (Materials, Chemicals)†		75,000	1,715,250
SCANA Corporation (Utilities, Multi-Utilities)		50,000	2,241,500
Shenandoah Telecommunications Company (Telecommunication Services, Wireless Telecommunication Services)		249,999	2,467,490
Sprint Nextel Corporation (Telecommunication Services, Wireless Telecommunication Services)†		1,223,820	2,594,498
Starwood Property Trust Incorporated (Financials, REITs)		250,000	4,925,000
Terreno Realty Corporation (Financials, REITs)		31,644	446,813
Vanguard Natural Resources LLC (Energy, Oil, Gas & Consumable Fuels)		50,000	1,388,500
Whitestone REIT (Financials, REITs)		95,000	1,209,350
			135,869,517

Total Common Stocks (Cost $364,957,757)			313,364,800

Investment Companies: 0.62%
Tortoise Energy Capital Corporation	0.00	100,000	2,645,000

Total Investment Companies (Cost $2,500,000)			2,645,000

	Dividend Yield
Preferred Stocks: 20.94%
Canada: 0.35%
Nexen Incorporated (Energy, Oil, Gas & Consumable Fuels)	7.35%	59,058	1,502,436

Germany: 0.20%
Allianz SE (Financials, Insurance)	8.38	32,280	848,360

Netherlands: 1.28%
Aegon NV (Financials, Insurance)	8.00	175,000	4,336,728
ING Groep NV (Financials, Insurance)	7.38	50,000	1,094,000
			5,430,728

United Kingdom: 2.30%
Barclays Bank plc (Financials, Commercial Banks)	8.13	200,000	5,030,000
National Westminster Bank plc (Financials, Commercial Banks)	7.76	225,000	4,754,250
			9,784,250

United States: 16.81%
Alabama Power Company (Utilities, Electric Utilities)	6.45	44,400	1,229,880
Ares Capital Corporation (Financials, Diversified Financial Services)	7.00	50,000	1,235,000
Ashford Hospitality Trust (Financials, REITs)	9.00	25,000	628,750
BAC Capital Trust X (Financials, Commercial Banks)	6.25	219,400	4,881,650
Bank of America Corporation Series 3 (Financials, Diversified Financial Services)	6.38	74,157	1,590,668
Bank of America Corporation Series 5 (Financials, Diversified Financial Services)	4.00	40,000	654,800
Bank of America Corporation Series 8 (Financials, Diversified Financial Services)	8.63	150,000	3,771,000
Citigroup Capital X (Financials, Commercial Banks)	6.10	469	10,918

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name		Dividend Yield	Shares	Value
United States (continued)
Citigroup Capital XII (Financials, Commercial Banks)		8.50%	250,000	$6,442,500
Countrywide Capital V (Financials, Diversified Financial Services)		7.00	100,000	2,271,000
Deutsche Bank Contingent Capital Trust V (Financials, Commercial Banks)		8.05	188,000	4,748,880
DTE Energy Company (Utilities, Multi-Utilities)		6.50	50,000	1,350,000
Dupont Fabros Technology Incorporated (Financials, REITs)		7.63	106,250	2,655,188
Duquesne Light Company (Utilities, Electric Utilities)		6.50	105,000	5,184,375
Fifth Third Capital Trust V (Financials, Commercial Banks)		7.25	34,000	867,680
Fifth Third Capital Trust VI (Financials, Commercial Banks)		7.25	61,200	1,561,824
First Niagara Financial Group Incorporated (Financials, Diversified Financial Services)		8.63	33,000	885,845
First Potomac Realty Trust Series A (Financials, REITs)		7.75	100,000	2,559,000
Hospitality Properties Trust (Financials, REITs)		7.13	25,000	623,750
HSBC Finance Corporation (Financials, Diversified Financial Services)		6.36	29,000	678,600
HSBC USA Incorporated Series D (Financials, Commercial Banks)		4.50	2,684	60,793
HSBC USA Incorporated Series H (Financials, Commercial Banks)		6.50	200,000	4,914,000
JPMorgan Chase Capital XXVI (Financials, Diversified Financial Services)		8.00	33,000	864,600
NSTAR Electric Company (Utilities, Electric Utilities)		4.25	8,410	787,649
Pacific Gas & Electric Company Series D (Utilities, Electric Utilities)		5.00	186,000	4,780,200
Pacific Gas & Electric Company Series I (Utilities, Electric Utilities)		4.36	39,900	958,849
Principal Financial Group Series A (Financials, Insurance)		5.56	10,000	949,688
Public Storage (Financials, REITs)		5.90	40,000	1,004,000
Qwest Corporation (Telecommunication Services, Diversified Telecommunication Services)		7.50	75,000	1,986,000
Red Lion Hotels Capital Trust (Consumer Discretionary, Hotels, Restaurants & Leisure)		9.50	80,000	2,065,600
Southern California Edison Company Series D (Utilities, Electric Utilities)		4.32	85,000	1,896,350
Summit Hotel Properties Incorporated (Financials, REITs)		9.25	50,000	1,275,000
SunTrust Capital IX (Financials, Commercial Banks)		7.88	88,000	2,281,840
US Bancorp (Financials, Commercial Banks)		6.50	150,000	3,825,000
				71,480,877

Total Preferred Stocks (Cost $86,390,631)				89,046,651

Short-Term Investments: 2.90%

		Yield
Investment Companies: 2.90%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	12,318,072	12,318,072

Total Short-Term Investments (Cost $12,318,072)				12,318,072

Total Investments in Securities (Cost $466,166,460)*	98.14%			417,374,523
Other Assets and Liabilities, Net	1.86			7,909,244

Total Net Assets	100.00%			$425,283,767

†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $476,186,793 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,494,793
Gross unrealized depreciation	(65,307,063)

Net unrealized depreciation	$(58,812,270)

WELLS FARGO ADVANTAGE GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS — JANUARY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Global Dividend Opportunity Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$312,730,856	*	$633,944	*	$0	$313,364,800
Investment companies	2,645,000		0		0	2,645,000
Preferred stocks	75,095,157		13,951,494		0	89,046,651
Short-term investments
Investment companies	12,318,072		0		0	12,318,072

	$402,789,085		$14,585,438		$0	$417,374,523

*	Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $137,986,427 in common stocks were transferred out of Level 2 and into Level 1 since adjustments to prices of foreign securities were not necessary at January 31, 2012 due to movements against a specified benchmark.

As of January 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written options	$0	$(381,411)	$0	$(381,411)

Derivative transactions

During the three months ended January 31, 2012, the Fund entered into written options for economic hedging purposes.

During the three months ended January 31, 2012 the Fund had written option activities as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2011	8,718	$1,219,500
Options written	28,138	3,431,399
Options expired	(20,248)	(3,414,579)
Options terminated in closing purchase transactions	(6,428)	(734,646)
Options exercised	0	0

Options outstanding at September 30, 2011	10,180	$501,674

Open call options written at January 31, 2012, were as follow for the Fund:

Expiration Date	Issuer Name	Number of Contracts	Strike Price	Value
February 2012	AEX Index	461	342 EUR	$(7,405)
February 2012	CAC Index	443	3,544 EUR	(13,345)
February 2012	DAX Index	460	6,841 EUR	(34,519)
February 2012	EEM Equity Index	4,626	44 USD	(79,650)
February 2012	FTSE MIB Index	377	16,511EUR	(140,406)
February 2012	IBEX Index	1,717	9,060 EUR	(50,295)
February 2012	OMX Index	1,246	1,105 SEK	(11,851)
February 2012	RTY Index	244	839 USD	(23,427)
February 2012	SX5E Index	606	2,590 EUR	(20,513)

As of January 31, 2012, the Fund had outstanding written options with total premiums received that averaged $1,288,194 during the three months ended January 31, 2012. As of January 31, 2012, the Fund had segregated $508,636 as cash collateral for written options.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPDR — Standard & Poor’s Depositary Receipts

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Global Dividend Opportunity Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Global Dividend Opportunity Fund

By:	/S/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Global Dividend Opportunity Fund

By:	/S/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date:	March 26, 2012

By:	/S/ KASEY L. PHILLIPS
Kasey L. Phillips
Treasurer

Date:	March 26, 2012